U.S. SECURITIES AND EXCHANGE COMMISSION
     Washington, D.C. 20549

     FORM 24F-2

     Annual Notice of Securities Sold
     Pursuant to Rule 24f-2

1.   Name and Address of Issuer:

     Retirement Plan Series Account of
     Great-West Life & Annuity Insurance Company
     8515 East Orchard Road
     Englewood, CO 80111
2. Name of each series or class of funds for which this notice is filed:

               N/A
3.   Investment Company Act File Number:  811-8762

     Securities Act File Number:  33-83928
4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.6):

               N/A
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior year, but which remained unsold at the beginning of the fiscal year:

               N/A
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               N/A
9. Number and aggregate sale price of securities sold during the fiscal year:
          Number of securities sold:803,981
          Aggregate price:  $ 9,866,810
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:
          Number of securities sold: 803,981
          Aggregate price:  $ 9,866,810


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               N/A
12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
          $  _____9,866,810.00
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
          +  _____        0.00
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
          -       1,063,802.00
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
          +   _____       0.00
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
          8,803,008.00
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
          X   1/3300
     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
          ______ $ 2,667.58
____________________

     Instruction: Issuer should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions
Rules of Informal and Other Procedures (17 CFR 202.3a).         x

     Date of mailing or wire transfer of filing fees to the
Commission's lockbox depository:   February 25, 1997

     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ G. R. Derback_
                              G.R. Derback
                              Vice President and Controller
                              Great-West Life & Annuity Insurance
                              Company

Date:     February 25, 1997

     *Please print the name and title of the signing officer below the signature